S000077300 [Member] Investment Objectives and Goals - Putnam PanAgora ESG Emerging Markets Equity ETF	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund summary
Objective [Heading]	Goal
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.